Segment and Related Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Segment and Related Information
Number of reportable segments									4
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)	$ 88,599	$ 71,916	$ 68,425	$ 67,261	$ 25,168	$ 1,239	$ 1,218	$ 1,217	$ 296,201	$ 28,842	$ 2,064
Provision for loan losses	2,206	10,658	11,289	13,005	3,800				37,158	3,800
Noninterest income	182,479	215,095	239,233	213,278	109,691	39,591	38,063	36,887	850,085	224,232	141,650
Noninterest expense	219,752	216,592	260,400	214,991	115,934	46,792	55,233	37,558	911,735	255,517	155,254
Income (loss) before income taxes	49,120	59,761	35,969	52,543	15,125	(5,962)	(15,952)	546	197,393	(6,243)	(11,540)
Goodwill	251,808				253,770				251,808	253,770
Total assets	8,904,122				7,286,865				8,904,122	7,286,865
Operating segment | Banking
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)									293,254	24,885
Provision for loan losses									37,140	3,670
Noninterest income									71,045	4,601
Noninterest expense									155,102	16,130
Income (loss) before income taxes									172,057	9,686
Goodwill	207,741				209,703				207,741	209,703
Total assets	7,981,517				6,195,775				7,981,517	6,195,775
Operating segment | Mortgage Origination
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)									(37,840)	(4,987)
Noninterest income									537,497	57,618
Noninterest expense									472,284	50,296
Income (loss) before income taxes									27,373	2,335
Goodwill	13,071				13,071				13,071	13,071
Total assets	1,249,091				1,548,384				1,249,091	1,548,384
Operating segment | Insurance
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)									7,442	4,730	4,915
Noninterest income									166,163	154,147	141,650
Noninterest expense									166,006	163,585	146,386
Income (loss) before income taxes									7,599	(4,708)	179
Goodwill	23,988				23,988				23,988	23,988
Total assets	308,160				305,699				308,160	305,699
Operating segment | Financial Advisory
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)									12,064	1,191
Provision for loan losses									18	130
Noninterest income									102,714	10,909
Noninterest expense									112,360	11,078
Income (loss) before income taxes									2,400	892
Goodwill	7,008				7,008				7,008	7,008
Total assets	520,412				592,017				520,412	592,017
Corporate
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)									(1,597)	39	(2,851)
Noninterest expense									10,439	14,487	8,868
Income (loss) before income taxes									(12,036)	(14,448)	(11,719)
Total assets	1,316,398				1,241,125				1,316,398	1,241,125
All Other and Eliminations
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)									22,878	2,984
Noninterest income									(27,334)	(3,043)
Noninterest expense									(4,456)	(59)
Total assets	$ (2,471,456)				$ (2,596,135)				$ (2,471,456)	$ (2,596,135)